Note 13 - Other Expenses (Tables)	3 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of other operating expense [text block]
	Three months ended	Three months ended
	June 30, 2020	June 30, 2019
Amortization of intangible assets	$4,592	$8,372
Depreciation of property and equipment	2,687	2,988
Bad debt expense	11,940	17,287
Share-based compensation	692	7,118
	$19,911	$35,765

Disclosure of employee benefits [text block]
	Three months ended	Three months ended
	June 30, 2020	June 30, 2019
Wages, salaries and commissions	$36,219	$61,757
Benefits	6,488	7,270
	$42,707	$69,027